Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Outstanding, Beginning balance	2,567,941
Number of restricted shares, Granted	1,044,634
Number of restricted shares, Vested	(1,073,164)
Number of restricted shares, Forfeited/Cancelled	(401,865)
Number of restricted shares, Outstanding, Ending balance	2,137,546	2,567,941
Number of restricted shares, Expected to vest	1,629,764
Weighted average grant date fair value, Outstanding, Beginning balance	$ 26.73
Weighted average grant date fair value, Granted	26.32	$ 25.61	$ 29.29
Weighted average grant date fair value, Vested	26.91
Weighted average grant date fair value, Forfeited	27.22
Weighted average grant date fair value, Outstanding, Ending balance	26.06	$ 26.73
Weighted average grant date fair value, Expected to vest	$ 26.07